American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
September 30, 2021

VP Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc.	6,984	1,348,331
Air Freight and Logistics — 1.2%
Atlas Air Worldwide Holdings, Inc.(1)	18,554	1,515,491
FedEx Corp.	15,826	3,470,483
		4,985,974
Automobiles — 0.9%
Ford Motor Co.(1)	273,489	3,872,604
Banks — 9.8%
Bank of America Corp.	164,479	6,982,133
Bank of Nova Scotia (The)	35,719	2,198,526
Canadian Imperial Bank of Commerce	18,989	2,113,887
Citigroup, Inc.	65,355	4,586,614
Comerica, Inc.	28,132	2,264,626
East West Bancorp, Inc.	29,344	2,275,334
First Horizon Corp.	121,047	1,971,856
JPMorgan Chase & Co.	74,494	12,193,923
Wells Fargo & Co.	64,381	2,987,922
Western Alliance Bancorp	21,410	2,329,836
Zions Bancorp N.A.	36,626	2,266,783
		42,171,440
Beverages — 0.2%
Molson Coors Beverage Co., Class B	15,172	703,677
Biotechnology — 3.6%
AbbVie, Inc.	59,457	6,413,627
Exelixis, Inc.(1)	30,558	645,996
Horizon Therapeutics plc(1)	26,637	2,917,817
Moderna, Inc.(1)	2,705	1,041,046
Regeneron Pharmaceuticals, Inc.(1)	5,344	3,234,082
Vertex Pharmaceuticals, Inc.(1)	6,813	1,235,810
		15,488,378
Building Products — 2.1%
Carlisle Cos., Inc.	15,675	3,116,033
Carrier Global Corp.	51,448	2,662,949
Owens Corning	36,796	3,146,058
		8,925,040
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	3,160	477,444
Blackstone, Inc.	29,722	3,457,857
Cboe Global Markets, Inc.	30,626	3,793,336
Goldman Sachs Group, Inc. (The)	9,153	3,460,109
Janus Henderson Group plc	27,735	1,146,288
Jefferies Financial Group, Inc.	61,977	2,301,206
Morgan Stanley	38,315	3,728,433
T. Rowe Price Group, Inc.	10,897	2,143,440
Virtu Financial, Inc., Class A	27,678	676,174
		21,184,287
Chemicals — 2.1%
Axalta Coating Systems Ltd.(1)	44,430	1,296,912

Celanese Corp.	21,229	3,197,936
Chemours Co. (The)	77,317	2,246,832
Olin Corp.	48,520	2,341,090
		9,082,770
Commercial Services and Supplies — 1.5%
Clean Harbors, Inc.(1)	19,989	2,076,258
Waste Management, Inc.	29,620	4,424,043
		6,500,301
Communications Equipment — 0.8%
Nokia Oyj(1)	613,943	3,386,083
Construction and Engineering — 1.8%
EMCOR Group, Inc.	24,274	2,800,734
MasTec, Inc.(1)	19,704	1,700,061
Quanta Services, Inc.	29,624	3,371,804
		7,872,599
Consumer Finance — 1.0%
OneMain Holdings, Inc.	42,113	2,330,112
Synchrony Financial	37,213	1,818,972
		4,149,084
Containers and Packaging — 1.1%
Berry Global Group, Inc.(1)	25,081	1,526,931
Greif, Inc., Class A	9,988	645,225
WestRock Co.	55,920	2,786,494
		4,958,650
Distributors — 0.4%
LKQ Corp.(1)	35,844	1,803,670
Diversified Consumer Services — 0.5%
H&R Block, Inc.	88,654	2,216,350
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	21,611	5,898,506
Diversified Telecommunication Services — 1.2%
Liberty Global plc, Class C(1)	80,785	2,379,926
Lumen Technologies, Inc.	242,939	3,010,014
		5,389,940
Electric Utilities — 0.8%
NRG Energy, Inc.	81,349	3,321,480
Electrical Equipment — 0.7%
Acuity Brands, Inc.	9,268	1,606,793
Atkore, Inc.(1)	12,665	1,100,842
Regal Beloit Corp.	3,331	500,783
		3,208,418
Electronic Equipment, Instruments and Components — 0.6%
Keysight Technologies, Inc.(1)	14,841	2,438,228
Energy Equipment and Services — 0.5%
Schlumberger NV	77,195	2,288,060
Entertainment — 1.8%
Activision Blizzard, Inc.	27,597	2,135,732
Electronic Arts, Inc.	25,836	3,675,171
Walt Disney Co. (The)(1)	11,524	1,949,515
		7,760,418
Equity Real Estate Investment Trusts (REITs) — 2.1%
ProLogis, Inc.	43,199	5,418,451
Simon Property Group, Inc.	26,286	3,416,391
		8,834,842

Food and Staples Retailing — 3.5%
Costco Wholesale Corp.	5,350	2,404,022
Kroger Co. (The)	107,451	4,344,244
Sprouts Farmers Market, Inc.(1)	74,340	1,722,458
Walgreens Boots Alliance, Inc.	66,476	3,127,696
Walmart, Inc.	23,995	3,344,423
		14,942,843
Food Products — 1.0%
Darling Ingredients, Inc.(1)	23,640	1,699,716
Tyson Foods, Inc., Class A	34,401	2,715,615
		4,415,331
Gas Utilities — 0.1%
UGI Corp.	13,355	569,190
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	25,255	2,983,373
Edwards Lifesciences Corp.(1)	9,373	1,061,117
Hologic, Inc.(1)	19,360	1,428,962
Stryker Corp.	9,639	2,541,997
		8,015,449
Health Care Providers and Services — 6.7%
AMN Healthcare Services, Inc.(1)	24,553	2,817,457
Anthem, Inc.	8,278	3,086,038
HCA Healthcare, Inc.	28,683	6,961,938
Henry Schein, Inc.(1)	31,243	2,379,467
Laboratory Corp. of America Holdings(1)	7,552	2,125,435
McKesson Corp.	31,223	6,225,242
UnitedHealth Group, Inc.	13,082	5,111,660
		28,707,237
Hotels, Restaurants and Leisure — 1.4%
Bloomin' Brands, Inc.(1)	74,232	1,855,800
Brinker International, Inc.(1)	18,586	911,643
Yum! Brands, Inc.	26,851	3,284,146
		6,051,589
Household Durables — 0.4%
Garmin Ltd.	10,366	1,611,498
Household Products — 1.2%
Kimberly-Clark Corp.	32,763	4,339,132
Procter & Gamble Co. (The)	5,585	780,783
		5,119,915
Industrial Conglomerates — 1.5%
3M Co.	27,442	4,813,876
Honeywell International, Inc.	7,836	1,663,426
		6,477,302
Insurance — 1.2%
Allstate Corp. (The)	20,678	2,632,516
Hartford Financial Services Group, Inc. (The)	38,127	2,678,422
		5,310,938
Interactive Media and Services — 1.9%
Alphabet, Inc., Class A(1)	1,039	2,777,787
Alphabet, Inc., Class C(1)	1,959	5,221,343
		7,999,130
IT Services — 2.7%
Accenture plc, Class A	9,250	2,959,260
Cognizant Technology Solutions Corp., Class A	59,461	4,412,601

International Business Machines Corp.	29,318	4,073,150
		11,445,011
Life Sciences Tools and Services — 2.5%
Agilent Technologies, Inc.	22,981	3,620,197
Charles River Laboratories International, Inc.(1)	9,236	3,811,420
PerkinElmer, Inc.	14,583	2,527,088
Thermo Fisher Scientific, Inc.	1,495	854,138
		10,812,843
Machinery — 2.4%
AGCO Corp.	36,972	4,530,179
Allison Transmission Holdings, Inc.	54,645	1,930,061
Cummins, Inc.	7,412	1,664,439
Snap-on, Inc.	9,880	2,064,426
		10,189,105
Media — 1.8%
Comcast Corp., Class A	91,308	5,106,856
Interpublic Group of Cos., Inc. (The)	69,679	2,555,129
		7,661,985
Metals and Mining — 1.0%
Nucor Corp.	35,885	3,534,313
Steel Dynamics, Inc.	16,335	955,271
		4,489,584
Multi-Utilities — 0.6%
Brookfield Infrastructure Partners LP	44,761	2,511,540
Multiline Retail — 0.7%
Target Corp.	12,919	2,955,480
Oil, Gas and Consumable Fuels — 4.8%
APA Corp.	80,360	1,722,115
Cabot Oil & Gas Corp.	46,323	1,007,988
Chevron Corp.	21,161	2,146,783
ConocoPhillips	47,214	3,199,693
Diamondback Energy, Inc.	18,220	1,724,887
Marathon Petroleum Corp.	53,822	3,326,738
Ovintiv, Inc.	99,329	3,265,938
Targa Resources Corp.	41,123	2,023,663
Williams Cos., Inc. (The)	84,714	2,197,481
		20,615,286
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	26,163	1,605,623
Personal Products — 0.6%
Unilever plc	45,431	2,459,558
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	51,232	3,031,397
Jazz Pharmaceuticals plc(1)	8,869	1,154,832
Johnson & Johnson	7,994	1,291,031
Pfizer, Inc.	74,652	3,210,783
Roche Holding AG	6,759	2,466,831
		11,154,874
Professional Services — 0.7%
Leidos Holdings, Inc.	32,862	3,159,024
Real Estate Management and Development — 0.5%
CBRE Group, Inc., Class A(1)	12,102	1,178,251
Jones Lang LaSalle, Inc.(1)	3,867	959,364
		2,137,615

Road and Rail — 1.5%
Knight-Swift Transportation Holdings, Inc.	25,147	1,286,269
Landstar System, Inc.	17,537	2,767,690
Ryder System, Inc.	27,441	2,269,645
		6,323,604
Semiconductors and Semiconductor Equipment — 3.3%
Broadcom, Inc.	9,031	4,379,403
NXP Semiconductors NV	14,038	2,749,623
QUALCOMM, Inc.	16,179	2,086,767
Synaptics, Inc.(1)	9,713	1,745,717
United Microelectronics Corp., ADR	271,092	3,098,582
		14,060,092
Software — 4.1%
Microsoft Corp.	21,401	6,033,370
Oracle Corp. (New York)	43,725	3,809,759
Palo Alto Networks, Inc.(1)	4,922	2,357,638
salesforce.com, Inc.(1)	12,608	3,419,542
Synopsys, Inc.(1)	6,739	2,017,724
		17,638,033
Specialty Retail — 2.9%
AutoNation, Inc.(1)	15,716	1,913,580
Best Buy Co., Inc.	24,231	2,561,459
Dick's Sporting Goods, Inc.	17,512	2,097,412
Lowe's Cos., Inc.	11,153	2,262,498
Penske Automotive Group, Inc.	16,852	1,695,311
Williams-Sonoma, Inc.	10,925	1,937,330
		12,467,590
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	30,062	4,253,773
Dell Technologies, Inc., Class C(1)	13,140	1,367,085
HP, Inc.	81,250	2,223,000
Seagate Technology Holdings plc	34,557	2,851,644
		10,695,502
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc.	88,561	1,519,707
Thrifts and Mortgage Finance — 0.4%
Radian Group, Inc.	69,034	1,568,453
Trading Companies and Distributors — 0.2%
Boise Cascade Co.	20,379	1,100,058
Wireless Telecommunication Services — 0.5%
Vodafone Group plc	1,376,213	2,094,172
TOTAL COMMON STOCKS (Cost $396,046,675)		425,674,291
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Value ETF (Cost $3,107,818)	20,872	3,266,676
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $846,582), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $829,718)		829,718
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,821,340), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $2,766,001)		2,766,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	969,406	969,406
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,565,124)		4,565,124
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $403,719,617)		433,506,091
OTHER ASSETS AND LIABILITIES — (0.9)%		(4,035,663)
TOTAL NET ASSETS — 100.0%		$429,470,428

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	December 2021	$214,888	$(7,623)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	410,955,234	14,719,057	—
Exchange-Traded Funds	3,266,676	—	—
Temporary Cash Investments	969,406	3,595,718	—
	415,191,316	18,314,775	—

Liabilities
Other Financial Instruments
Futures Contracts	7,623	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.